Portfolio of Investments
Columbia Disciplined Core Fund, April 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.8%
Issuer	Shares	Value ($)
Communication Services 9.0%
Diversified Telecommunication Services 0.3%
Verizon Communications, Inc.	285,000	13,195,500
Interactive Media & Services 7.5%
Alphabet, Inc., Class A(a)	101,316	231,222,362
Meta Platforms, Inc., Class A(a)	487,881	97,805,504
Total		329,027,866
Media 1.2%
Interpublic Group of Companies, Inc. (The)	1,612,519	52,600,370
Total Communication Services		394,823,736
Consumer Discretionary 10.9%
Automobiles 0.7%
Tesla Motors, Inc.(a)	36,349	31,651,255
Hotels, Restaurants & Leisure 1.5%
Darden Restaurants, Inc.	248,941	32,792,998
Expedia Group, Inc.(a)	182,200	31,839,450
Total		64,632,448
Household Durables 1.8%
Lennar Corp., Class A	519,762	39,756,595
PulteGroup, Inc.	918,992	38,377,106
Total		78,133,701
Internet & Direct Marketing Retail 2.0%
Amazon.com, Inc.(a)	34,600	86,002,798
Specialty Retail 2.8%
AutoZone, Inc.(a)	33,284	65,085,864
O’Reilly Automotive, Inc.(a)	99,517	60,362,036
Total		125,447,900
Textiles, Apparel & Luxury Goods 2.1%
Ralph Lauren Corp.	221,477	23,108,910
Tapestry, Inc.	733,691	24,153,108
Under Armour, Inc., Class A(a)	3,027,627	46,504,351
Total		93,766,369
Total Consumer Discretionary		479,634,471
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 6.8%
Food & Staples Retailing 0.6%
Kroger Co. (The)	520,690	28,096,433
Food Products 1.6%
Tyson Foods, Inc., Class A	764,327	71,204,703
Household Products 2.1%
Procter & Gamble Co. (The)	563,189	90,419,994
Tobacco 2.5%
Altria Group, Inc.	1,339,054	74,411,231
Philip Morris International, Inc.	348,064	34,806,400
Total		109,217,631
Total Consumer Staples		298,938,761
Energy 4.2%
Oil, Gas & Consumable Fuels 4.2%
EOG Resources, Inc.	732,488	85,525,299
Exxon Mobil Corp.	1,170,373	99,774,298
Total		185,299,597
Total Energy		185,299,597
Financials 10.6%
Banks 2.0%
Wells Fargo & Co.	2,010,899	87,735,524
Capital Markets 2.5%
Bank of New York Mellon Corp. (The)	593,783	24,974,513
Morgan Stanley	1,015,761	81,860,179
Total		106,834,692
Consumer Finance 2.4%
Capital One Financial Corp.	585,637	72,982,083
Discover Financial Services	279,095	31,387,024
Total		104,369,107
Diversified Financial Services 0.2%
Voya Financial, Inc.	156,994	9,912,601
Columbia Disciplined Core Fund | Third Quarter Report 2022	1

Portfolio of Investments   (continued)
Columbia Disciplined Core Fund, April 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 3.5%
Allstate Corp. (The)	332,035	42,015,709
Aon PLC, Class A	35,701	10,281,531
Marsh & McLennan Companies, Inc.	401,081	64,854,797
MetLife, Inc.	563,232	36,993,078
Total		154,145,115
Total Financials		462,997,039
Health Care 13.8%
Biotechnology 2.3%
AbbVie, Inc.	257,719	37,853,767
Amgen, Inc.	16,623	3,876,317
BioMarin Pharmaceutical, Inc.(a)	143,578	11,680,070
Regeneron Pharmaceuticals, Inc.(a)	25,949	17,103,246
Vertex Pharmaceuticals, Inc.(a)	106,395	29,069,242
Total		99,582,642
Health Care Equipment & Supplies 1.5%
Abbott Laboratories	587,112	66,637,212
Health Care Providers & Services 3.2%
CVS Health Corp.	510,879	49,110,798
McKesson Corp.	204,831	63,417,726
Molina Healthcare, Inc.(a)	86,637	27,156,368
Total		139,684,892
Life Sciences Tools & Services 1.8%
IQVIA Holdings, Inc.(a)	351,853	76,700,435
Pharmaceuticals 5.0%
Bristol-Myers Squibb Co.	1,371,395	103,224,902
Pfizer, Inc.	2,253,220	110,565,505
Viatris, Inc.	646,100	6,674,213
Total		220,464,620
Total Health Care		603,069,801
Industrials 8.3%
Aerospace & Defense 2.6%
General Dynamics Corp.	221,625	52,420,961
Lockheed Martin Corp.	113,168	48,902,156
Textron, Inc.	182,218	12,618,597
Total		113,941,714
Common Stocks (continued)
Issuer	Shares	Value ($)
Air Freight & Logistics 1.4%
United Parcel Service, Inc., Class B	333,045	59,941,439
Airlines 0.2%
Delta Air Lines, Inc.(a)	115,150	4,954,905
Southwest Airlines Co.(a)	106,468	4,974,185
Total		9,929,090
Commercial Services & Supplies 0.4%
Cintas Corp.	29,294	11,637,335
Republic Services, Inc.	60,720	8,152,874
Total		19,790,209
Electrical Equipment 1.2%
Emerson Electric Co.	580,491	52,348,678
Machinery 1.4%
Otis Worldwide Corp.	331,446	24,142,526
Snap-On, Inc.	172,371	36,627,114
Total		60,769,640
Professional Services 0.3%
Robert Half International, Inc.	155,471	15,284,354
Road & Rail 0.8%
Norfolk Southern Corp.	131,082	33,803,426
Total Industrials		365,808,550
Information Technology 26.5%
Communications Equipment 1.8%
Cisco Systems, Inc.	1,660,482	81,330,408
IT Services 2.2%
Accenture PLC, Class A	129,751	38,972,010
MasterCard, Inc., Class A	91,836	33,371,366
VeriSign, Inc.(a)	138,834	24,808,247
Total		97,151,623
Semiconductors & Semiconductor Equipment 4.8%
Advanced Micro Devices, Inc.(a)	751,294	64,250,663
Lam Research Corp.	149,365	69,568,243
QUALCOMM, Inc.	545,244	76,165,134
Total		209,984,040

2	Columbia Disciplined Core Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Disciplined Core Fund, April 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 10.5%
Adobe, Inc.(a)	179,109	70,918,209
Autodesk, Inc.(a)	106,317	20,123,682
Fortinet, Inc.(a)	260,102	75,172,079
Microsoft Corp.(b)	1,054,595	292,671,204
Total		458,885,174
Technology Hardware, Storage & Peripherals 7.2%
Apple, Inc.	2,004,838	316,062,711
Total Information Technology		1,163,413,956
Materials 3.1%
Chemicals 1.9%
Dow, Inc.	1,242,978	82,658,037
Metals & Mining 1.2%
Nucor Corp.	342,697	53,042,642
Total Materials		135,700,679
Real Estate 3.3%
Equity Real Estate Investment Trusts (REITS) 3.3%
Public Storage	122,686	45,577,849
Simon Property Group, Inc.	99,123	11,696,514
Weyerhaeuser Co.	2,119,419	87,362,451
Total		144,636,814
Total Real Estate		144,636,814
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 2.3%
Electric Utilities 2.3%
American Electric Power Co., Inc.	114,400	11,338,184
Duke Energy Corp.	238,992	26,327,358
Evergy, Inc.	501,655	34,037,292
NRG Energy, Inc.	858,331	30,814,083
Total		102,516,917
Total Utilities		102,516,917
Total Common Stocks (Cost $3,202,604,064)		4,336,840,321

Money Market Funds 1.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.462%(c),(d)	42,675,768	42,662,965
Total Money Market Funds (Cost $42,660,130)		42,662,965
Total Investments in Securities (Cost: $3,245,264,194)		4,379,503,286
Other Assets & Liabilities, Net		7,673,069
Net Assets		4,387,176,355

At April 30, 2022, securities and/or cash totaling $5,494,896 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	282	06/2022	USD	58,197,750	—	(2,211,743)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at April 30, 2022.
Columbia Disciplined Core Fund | Third Quarter Report 2022	3

Portfolio of Investments   (continued)
Columbia Disciplined Core Fund, April 30, 2022 (Unaudited)
Notes to Portfolio of Investments  (continued)
(d)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended April 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.462%
	47,031,222	275,350,541	(279,716,272)	(2,526)	42,662,965	(15,822)	66,056	42,675,768
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Columbia Disciplined Core Fund | Third Quarter Report 2022

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3QT177_07_M01_(06/22)